Shareholders' equity - Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized balance sheet
Current assets	$ 1,375,349	$ 1,697,967
Current liabilities	698,990	651,850
Non-current assets	4,114,216	4,037,439
Non-current liabilities	2,270,514	2,181,755
Accumulated non-controlling interest	372,609	425,208
Summarized income statement
Net revenues	2,332,306	2,491,202	$ 2,449,484
Net (loss) income for the year	(159,007)	90,976	165,265
Other comprehensive income	(53,886)	(12,151)	1,814
Total comprehensive (loss) income for the period	(212,893)	78,825	167,079
Comprehensive income (loss) attributable to non-controlling interests	(5,299)	5,897	41,138
Summarized statement of cash flows
Net cash provided by (used in) operating activities	122,823	347,598	378,939
Net cash (used in) provided by investing activities	(335,392)	(158,103)	(328,372)
Net cash provided by (used in) financing activities	(119,289)	(177,410)	52,846
Increase (decrease) in cash and cash equivalents	(334,320)	13,901	$ 103,461
NEXA PERU
Summarized balance sheet
Current assets	725,103	957,821
Current liabilities	23,736	248,938
Current net assets	701,367	708,883
Non-current assets	695,712	642,007
Non-current liabilities	602,357	581,172
Non-current net assets	93,355	60,835
Net assets	794,722	769,718
Accumulated non-controlling interest	313,818	373,838
Summarized income statement
Net revenues	745,181	827,537
Net (loss) income for the year	11,370	142,082
Total comprehensive (loss) income for the period	11,370	142,082
Comprehensive income (loss) attributable to non-controlling interests	(6,918)	13,621
Dividends paid to non-controlling interests	30,427
Summarized statement of cash flows
Net cash provided by (used in) operating activities	43,341	232,391
Net cash (used in) provided by investing activities	(111,268)	(76,695)
Net cash provided by (used in) financing activities	(200,248)
Increase (decrease) in cash and cash equivalents	(268,175)	155,696
Pollarix S. A.
Summarized balance sheet
Current assets	24,365	10,280
Current liabilities	15,058	3,459
Current net assets	9,307	6,821
Non-current assets	125,335	91,702
Non-current liabilities	35,872	21,478
Non-current net assets	89,463	70,224
Net assets	98,770	77,045
Accumulated non-controlling interest	65,846	51,363
Summarized income statement
Net revenues	83,597	11,916
Net (loss) income for the year	50,350	3,742
Other comprehensive income	1,552	(15,322)
Total comprehensive (loss) income for the period	51,902	(11,580)
Comprehensive income (loss) attributable to non-controlling interests	1,619	(7,724)
Dividends paid to non-controlling interests	10,867	2,137
Summarized statement of cash flows
Net cash provided by (used in) operating activities	(55,426)	7,201
Net cash (used in) provided by investing activities	36,152	(762)
Net cash provided by (used in) financing activities	9,564	(6,441)
Increase (decrease) in cash and cash equivalents	$ (9,710)	$ (2)